Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
Schedule of Right-of-use assets
Right-of-use assets	31 Dec 2020
$000
At 1 January 2020	433
Additions	-
Depreciation	(91)
Finance lease receivable
Loss on disposal
Foreign exchange movements

342

Lease Liabilities	31 Dec 2020
$000
At 1 January 2019	820
Additions	-
Interest expense	18
Lease payments	(321)
Exchange differences	(38)

555

Schedule of lease liabilities in the statement of financial position
	31 Dec 2020	1 Jan 2019
	$000	$000
Current	265	279
Non-current	290	541

	555	820

Schedule of future minimum lease liability payments
	Minimum lease payment due
	Within 1 year	1-2 years	2-5 years	Over 5 years	Total
31 December 2020
Lease payments	280	101	202	-	583
Finance Charges	(14)	(8)	(7)	-	(29)
Net Present Values	266	93	195		554